NOTE 11 - FAIR VALUE MEASUREMENTS - Schedule of Fair Value Summary (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Short-Term Debt [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			$ 74,187
Increase (Decrease) in Derivative Assets and Liabilities		136,321	33,490
Fair Value, Option, Changes in Fair Value, Gain (Loss)		18,439	58,090		$ (64,584)	$ (64,584)	$ 64,584
Derivative Liabilities [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure		$ 45,490	$ 163,371				$ 64,584